Cover Page	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity File Number	001-40212
Entity Registrant Name	Connect Biopharma Holdings Limited
Entity Address, Address Line One	12265 El Camino Real
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
Entity Address, Country	US
Entity Central Index Key	0001835268
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2024